Segmental analysis (Tables)	6 Months Ended
Sep. 30, 2022
Disclosure of operating segments [abstract]
Schedule of information by operating segments	The following table describes the main activities for each reportable operating segment:

UK Electricity Transmission	The high-voltage electricity transmission networks in England and Wales.
UK Electricity Distribution	The electricity distribution networks of UK ED in South Wales and the East Midlands, West Midlands and South West of England.
UK Electricity System Operator	The Great Britain system operator.
New England	Gas distribution networks, electricity distribution networks and high-voltage electricity transmission networks in New England.
New York	Gas distribution networks, electricity distribution networks and high-voltage electricity transmission networks in New York.
Revenue

Six months ended 30 September	2022			2021
	Total sales	Sales between segments[1]	Sales to third parties	Total sales	Sales between segments[1]	Sales to third parties
	£m	£m	£m	£m	£m	£m
Operating segments – continuing operations:
UK Electricity Transmission	969	(14)	955	1,037	—	1,037
UK Electricity Distribution	1,005	(8)	997	509	—	509
UK Electricity System Operator	2,060	(15)	2,045	1,146	(4)	1,142
New England	1,760	—	1,760	1,686	—	1,686
New York	2,758	—	2,758	1,971	—	1,971
NGV and Other	938	(9)	929	596	—	596
Total revenue from continuing operations	9,490	(46)	9,444	6,945	(4)	6,941

Geographical areas:
UK			4,589			3,000
US			4,855			3,941
Total revenue from continuing operations			9,444			6,941
1.Sales between operating segments are priced having regard to the regulatory and legal requirements to which the businesses are subject. The analysis of revenue by geographical area is on the basis of destination. There are no material sales between the UK and US geographical areas.
Operating profit

	Before exceptional items and remeasurements		Exceptional items and remeasurements		After exceptional items and remeasurements
Six months ended 30 September	2022	2021	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m
Operating segments – continuing operations:
UK Electricity Transmission	499	550	(6)	(9)	493	541
UK Electricity Distribution	531	281	(9)	—	522	281
UK Electricity System Operator	147	63	(1)	(13)	146	50
New England	193	126	527	126	720	252
New York	(18)	122	(8)	199	(26)	321
NGV and Other	404	161	(20)	(114)	384	47
Total operating profit from continuing operations	1,756	1,303	483	189	2,239	1,492

Geographical areas:
UK	1,550	1,025	(32)	(136)	1,518	889
US	206	278	515	325	721	603
Total operating profit from continuing operations	1,756	1,303	483	189	2,239	1,492

	Before exceptional items and remeasurements		Exceptional items and remeasurements		After exceptional items and remeasurements
Six months ended 30 September	2022	2021	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m
Reconciliation to profit before tax:
Operating profit from continuing operations	1,756	1,303	483	189	2,239	1,492
Share of post-tax results of joint ventures and associates	70	58	(19)	(17)	51	41
Finance income	69	47	(32)	2	37	49
Finance costs	(801)	(522)	46	23	(755)	(499)
Total profit before tax from continuing operations	1,094	886	478	197	1,572	1,083
Capital expenditure
Capital expenditure represents additions to property, plant and equipment and other intangible assets but excludes additional investments in and loans to joint ventures and associates.

	Net book value of property, plant and equipment and other intangible assets		Capital expenditure		Depreciation, amortisation and impairment
	30 September 2022	31 March 2022	30 September 2022	30 September 2021	30 September 2022	30 September 2021
	£m	£m	£m	£m	£m	£m
Operating segments:
UK Electricity Transmission	15,071	14,678	629	587	(235)	(243)
UK Electricity Distribution	12,974	12,522	584	315	(104)	(71)
UK Electricity System Operator	405	404	42	65	(40)	(29)
New England	14,151	11,485	862	700	(184)	(166)
New York	23,025	18,676	1,242	851	(292)	(242)
NGV and Other	3,355	3,039	358	196	(77)	(89)
Total	68,981	60,804	3,717	2,714	(932)	(840)

Geographical areas:
UK	31,242	30,131	1,594	1,147	(432)	(409)
US	37,739	30,673	2,123	1,567	(500)	(431)
Total	68,981	60,804	3,717	2,714	(932)	(840)

By asset type:
Property, plant and equipment	65,445	57,532	3,490	2,487	(829)	(745)
Other intangible assets	3,536	3,272	227	227	(103)	(95)
Total	68,981	60,804	3,717	2,714	(932)	(840)